Transfers of financial assets and variable interest entities (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Dec. 31, 2010	Jun. 30, 2011	Jun. 30, 2010
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)		100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)		0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)		0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)		6.00%
Non-investment grade | CMBS
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	25	173
CMBS
Transfers of financial assets disclosures
Net gains		0	13
Proceeds from transfer of assets		0	523
Cash received on interests that continue to be held		34	83
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	45,129	37,789
Total assets of SPE	65,667	55,789
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	412	309
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	3.4	4.0
Cash flow discount rate per annum, low end of range, in % (as a percent)	2.20%	2.00%
Cash flow discount rate per annum, high end of range, in % (as a percent)	40.30%	44.00%
Impact on fair value from 10% adverse change in cash flow discount rate	(13.7)	(5.7)
Impact on fair value from 20% adverse change in cash flow discount rate	(26.6)	(10.9)
Expected credit losses rate, low end of range (rate per annum), in% (as a percent)	1.80%	1.00%
Expected credit losses rate, high end of range (rate per annum), in% (as a percent)	40.20%	44.00%
Impact on fair value from 10% adverse change in expected credit losses	(9.8)	(4.4)
Impact on fair value from 20% adverse change in expected credit losses	(19.2)	(8.5)
CMBS | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	602	625
CMBS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(602)	(625)
Non-investment grade | RMBS
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	1,070	1,129
RMBS
Transfers of financial assets disclosures
Net gains		36	109
Proceeds from transfer of assets		19,542	19,373
Servicing fees		2	3
Cash received on interests that continue to be held		220	225
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	79,077	85,297
Total assets of SPE	85,556	89,415
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer		2,538
Weighted-average life, in years		5.8
Prepayment speed assumption (rate per annum), low end of range in % (as a percent)		9.00%
Prepayment speed assumption (rate per annum), high end of range in % (as a percent)		23.50%
Cash flow discount rate (rate per annum), low end of range in % (as a percent)		0.50%
Cash flow discount rate (rate per annum), high end of range in % (as a percent)		71.20%
Expected credit losses (rate per annum), low end of range in % (as a percent)		0.00%
Expected credit losses (rate per annum), high end of range in % (as a percent)		71.00%
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	1,694	3,575
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	6.9	5.9
Prepayment speed assumption (rate per annum), low end of range, in % (as a percent)	0.20%	0.30%
Prepayment speed assumption (rate per annum), high end of range, in % (as a percent)	35.80%	31.30%
Impact on fair value from 10% adverse change in prepayment speed	(38.8)	(44.0)
Impact on fair value from 20% adverse change in prepayment speed	(78.1)	(87.6)
Cash flow discount rate per annum, low end of range, in % (as a percent)	2.20%	1.40%
Cash flow discount rate per annum, high end of range, in % (as a percent)	52.50%	52.00%
Impact on fair value from 10% adverse change in cash flow discount rate	(61.8)	(91.4)
Impact on fair value from 20% adverse change in cash flow discount rate	(117.6)	(169.6)
Expected credit losses rate, low end of range (rate per annum), in% (as a percent)	1.50%	0.00%
Expected credit losses rate, high end of range (rate per annum), in% (as a percent)	49.90%	49.00%
Impact on fair value from 10% adverse change in expected credit losses	(48.2)	(64.2)
Impact on fair value from 20% adverse change in expected credit losses	(92.1)	(117.4)
RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer		2,432
RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer		106
RMBS | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	58	0
RMBS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(58)	0
Non-investment grade | ABS
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	22	19
ABS
Transfers of financial assets disclosures
Cash received on interests that continue to be held		3	4
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	4,171	3,479
Total assets of SPE	4,171	3,479
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	22	19
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	11.4	8.6
Prepayment speed assumption (rate per annum), low end of range, in % (as a percent)	0.00%	0.80%
Prepayment speed assumption (rate per annum), high end of range, in % (as a percent)	4.10%	3.60%
Impact on fair value from 10% adverse change in prepayment speed	(0.1)	(0.1)
Impact on fair value from 20% adverse change in prepayment speed	(0.3)	(0.1)
Cash flow discount rate per annum, low end of range, in % (as a percent)	7.50%	8.00%
Cash flow discount rate per annum, high end of range, in % (as a percent)	28.00%	26.00%
Impact on fair value from 10% adverse change in cash flow discount rate	(1.0)	(0.5)
Impact on fair value from 20% adverse change in cash flow discount rate	(1.8)	(0.8)
Expected credit losses rate, low end of range (rate per annum), in% (as a percent)	3.60%	5.00%
Expected credit losses rate, high end of range (rate per annum), in% (as a percent)	24.90%	23.00%
Impact on fair value from 10% adverse change in expected credit losses	(0.6)	(0.4)
Impact on fair value from 20% adverse change in expected credit losses	(1.2)	(0.7)
ABS | Trading assets.
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	19	79
ABS | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	1,341	1,534
ABS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(1,360)	(1,613)
Non-investment grade | Collateralized debt obligations
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	35	28
Collateralized debt obligations
Transfers of financial assets disclosures
Net gains		17	(6)
Proceeds from transfer of assets		482	2,284
Purchases of previously transferred financial assets or its underlying collateral		(157)	(1,258)
Cash received on interests that continue to be held		7	112
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	29,275	24,868
Total assets of SPE	29,279	24,868
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	262	263
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	1.8	1.5
Cash flow discount rate per annum, low end of range, in % (as a percent)	0.70%	2.00%
Cash flow discount rate per annum, high end of range, in % (as a percent)	29.20%	49.00%
Impact on fair value from 10% adverse change in cash flow discount rate	(1.3)	(1.7)
Impact on fair value from 20% adverse change in cash flow discount rate	(2.6)	(3.4)
Expected credit losses rate, low end of range (rate per annum), in% (as a percent)	0.80%	0.70%
Expected credit losses rate, high end of range (rate per annum), in% (as a percent)	27.60%	49.00%
Impact on fair value from 10% adverse change in expected credit losses	(0.8)	(1.0)
Impact on fair value from 20% adverse change in expected credit losses	(1.5)	(2.1)
Collateralized debt obligations | Trading assets.
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	203	47
Collateralized debt obligations | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	171	194
Collateralized debt obligations | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(374)	(241)
Non-investment grade | Other asset-backed financing activities
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	2,397	1,822
Other asset-backed financing activities
Transfers of financial assets disclosures
Net gains		(6)	17
Proceeds from transfer of assets		109	260
Purchases of previously transferred financial assets or its underlying collateral		(28)	(527)
Servicing fees		1	0
Cash received on interests that continue to be held		368	712
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	10,770	8,858
Total assets of SPE	10,770	8,858
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	2,440	1,854
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	3.7	2.1
Cash flow discount rate per annum, low end of range, in % (as a percent)	0.80%	0.70%
Cash flow discount rate per annum, high end of range, in % (as a percent)	7.80%	10.00%
Impact on fair value from 10% adverse change in cash flow discount rate	(4.6)	(3.2)
Impact on fair value from 20% adverse change in cash flow discount rate	(9.3)	(6.3)
Expected credit losses rate, low end of range (rate per annum), in% (as a percent)	6.60%	8.00%
Expected credit losses rate, high end of range (rate per annum), in% (as a percent)	13.30%	12.60%
Impact on fair value from 10% adverse change in expected credit losses	(4.1)	(3.3)
Impact on fair value from 20% adverse change in expected credit losses	(8.4)	(6.6)
Other asset-backed financing activities | Trading assets.
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	1,381	1,418
Other asset-backed financing activities | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	29	26
Other asset-backed financing activities | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(1,410)	(1,444)